Sale of Accounts Receivable - Additional Information (Detail) (USD $) In Millions, unless otherwise specified		1 Months Ended
	Dec. 31, 2011	Oct. 31, 2012 CBF [Member]	Oct. 01, 2012 Previously Derecognized Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Discount to receivables		2.50%
Accounts receivables			$ 25.9
Derecognized receivables	20.7
Delinquent receivables	$ 3.3